Equity (Tables)	12 Months Ended
Mar. 31, 2015
Equity
Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2014:
Balance at March 31, 2013	12,636	1,187	242	(1,112)	12,953
Other comprehensive income (loss) before reclassifications	41,904	3,145	(244)	755	45,560
Amounts reclassified from accumulated other comprehensive income (loss)	-	(147)	(22)	34	(135)

Net change during the current period other comprehensive income (loss)	41,904	2,998	(266)	789	45,425

Balance at March 31, 2014	54,540	4,185	(24)	(323)	58,378

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2015:
Balance at March 31, 2014	54,540	4,185	(24)	(323)	58,378
Other comprehensive income (loss) before reclassifications	76,854	3,245	(1,065)	(2,461)	76,573
Amounts reclassified from accumulated other comprehensive income (loss)	(64)	(18)	17	(60)	(125)

Net change during the current period other comprehensive income (loss)	76,790	3,227	(1,048)	(2,521)	76,448

Balance at March 31, 2015	131,330	7,412	(1,072)	(2,844)	134,826

Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2014:
Net unrealized gains (losses) from securities	(230)	Gain from marketable securities, net
	83	Income taxes

	(147)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(147)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	(37)	Cost of products sold, Interest expense
	15	Income taxes

	(22)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(22)	Net income attributable to Nidec Corporation

Pension liability adjustments	(38)	*2
	22	Income taxes

	(16)	Consolidated net income
	50	Net income attributable to noncontrolling interests

	34	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(135)

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2015:
Foreign currency translation adjustments	(64)	Other, net, Selling,general and administrative expenses
	—	Income taxes

	(64)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(64)	Net income attributable to Nidec Corporation

Net unrealized gains (losses) from securities	(26)	Gain from marketable securities, net
	8	Income taxes

	(18)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(18)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	28	Cost of products sold, Interest expense
	(11)	Income taxes

	17	Consolidated net income
	—	Net income attributable to noncontrolling interests

	17	Net income attributable to Nidec Corporation

Pension liability adjustments	(114)	*2
	41	Income taxes

	(73)	Consolidated net income
	13	Net income attributable to noncontrolling interests

	(60)	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(125)

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Schedule of Tax Effects Allocated and Reclassification Adjustments

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount

For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥62,024	¥—	¥62,024
Reclassification adjustments for gains and losses realized in net income	134	—	134
Net unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,341	¥(296)	¥62,045

For the year ended March 31, 2014:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥43,429	¥—	¥43,429
Reclassification adjustments for gains and losses realized in net income	—	—	—
Net unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,567	(1,440)	3,127
Reclassification adjustments for gains and losses realized in net income	(230)	83	(147)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(397)	153	(244)
Reclassification adjustments for gains and losses realized in net income	(37)	15	(22)
Pension liability adjustment:
Actuarial gains arising during period	1,072	(378)	694
Prior service cost arising during period	74	(14)	60
Reclassification adjustments for actuarial gains and losses realized in net income	119	(35)	84
Reclassification adjustments for prior service credit and cost realized in net income	(157)	57	(100)

Other comprehensive income (loss)	¥48,440	¥(1,559)	¥46,881

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2015:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥77,815	¥—	¥77,815
Reclassification adjustments for gains and losses realized in net income	(64)	—	(64)
Net unrealized gains (losses) from securities:
Unrealized holding gains arising during period	5,035	(1,774)	3,261
Reclassification adjustments for gains and losses realized in net income	(26)	8	(18)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(1,719)	654	(1,065)
Reclassification adjustments for gains and losses realized in net income	28	(11)	17
Pension liability adjustment:
Actuarial losses arising during period	(4,193)	1,526	(2,667)
Prior service cost arising during period	226	(20)	206
Reclassification adjustments for actuarial gains and losses realized in net income	93	(26)	67
Reclassification adjustments for prior service credit and cost realized in net income	(207)	67	(140)

Other comprehensive income (loss)	¥76,988	¥424	¥77,412